Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of leases [Abstract]
Schedule of Lease Liabilities

	2021	2020
Lease liabilities
Non-current	201,718	159,435
Current	45,136	36,337
	246,854	195,772

Schedule of Maturity Lease Liabilities
The maturity of the Group’s lease liabilities is as follows:

	2021	2020
Less than 1 year	45,136	36,337
Between 1 and 2 years	44,847	20,276
Between 2 and 3 years	38,745	30,228
Between 3 and 4 years	30,085	23,920
Between 4 and 5 years	24,072	19,951
More than 5 years	63,969	65,060
	246,854	195,772

Summary of Lease Liability Activity

	Agricultural "partnerships"	Others	Total
Amount at the beginning of the year	178,423	17,349	195,772
Exchange differences	(11,698)	51	(11,647)
Additions and re-measurement	93,091	15,409	108,500
Payments	(53,206)	(9,067)	(62,273)
Finance cost related to lease liabilities	15,403	1,099	16,502
Closing net book amount	222,013	24,841	246,854